Subsequent Events - Issuance of Senior Secured Note (Details) $ in Thousands	Jan. 26, 2024 USD ($)	Apr. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Long-term debt			$ 193,289
Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Maximum aggregate principal amount	$ 25,773
Potential prepayment premium, percentage	0.03
Prepayment event, change of control, minimum percentage of disposition of consolidated assets	0.50
Amount of outstanding principal due on each payment date, percentage	0.01
Period for which outstanding principal triggers a payment	30 days
Long-term debt		$ 25,000
Senior Notes | Subsequent Event | LGM Enterprises, LLC
Subsequent Event [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage	1
Senior Notes | Subsequent Event | LGM Enterprises, LLC | FlyExclusive Jet Share, LLC
Subsequent Event [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage	1
Senior Notes | Subsequent Event | Personal Guarantor
Subsequent Event [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage	0.51
Senior Notes, Purchase or Refinancing of Aircraft | Subsequent Event
Subsequent Event [Line Items]
Maximum aggregate principal amount	$ 25,000
Senior Notes - Cash Escrow Account | Subsequent Event
Subsequent Event [Line Items]
Interest rate	3.00%
Senior Notes - Principal Withdrawn and Released to Borrower | Subsequent Event
Subsequent Event [Line Items]
Interest rate	13.00%